Risk Management - Disclosure of analysis of equity sensitivity (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 24	£ 21
Increase (decrease) in profit for the year due to reasonable possibly decrease	(44)	(57)
Increase (decrease) in equity for the year due to reasonable possible increase	(771)	(746)
Increase (decrease) in equity for the year due to reasonable possible decrease	761	724
Retained earnings
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	18	16
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ (33)	£ (44)
Percentage of reasonably possible increase	0.30%	0.30%
Percentage of reasonably possible decrease	(0.50%)	(0.80%)
Increase (decrease) in equity for the year due to reasonable possible increase	£ 18	£ 16
Increase (decrease) in equity for the year due to reasonable possible decrease	(33)	(44)
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(189)	(246)
Increase (decrease) in equity for the year due to reasonable possible decrease	196	254
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(907)	(744)
Increase (decrease) in equity for the year due to reasonable possible decrease	907	744
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(6)	(5)
Increase (decrease) in profit for the year due to reasonable possibly decrease	11	13
Increase (decrease) in equity for the year due to reasonable possible increase	307	228
Increase (decrease) in equity for the year due to reasonable possible decrease	£ (309)	£ (230)
Equity attributable to owners of parent
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase	1.00%	1.00%
Percentage of reasonably possible decrease	(1.10%)	(1.00%)